Capital Management - Additional Information (Detail)		3 Months Ended
	Jan. 31, 2020	Jan. 31, 2020
Disclosure of capital management [abstract]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage		2.00%
Future change in domestic stability buffer percentage, April 30, 2020	2.25%